Financial Risk Management and Policies - Schedule of Reconciliation of Adjusted EBITDA to Profit or Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Adjusted EBITDA to Profit or Loss [Abstract]
Profit / (loss) before tax	$ 4,470,236	$ (48,328,195)
Adjustments for:
Depreciation of property, plant and equipment	12,665,993	12,656,056
Interest on borrowings	16,629,906	17,606,995
Interest on BIA	5,285,479
Interest on lease liabilities	3,142,114	3,086,680
Sublease costs and legal settlement	7,853,049
Changes in fair value of derivative financial instruments	3,349,664	3,653,296
Asset retirement obligation - accretion expense	70,291	68,040
Litigation settlement		55,746,035
(Reversal) / provision of expected credit losses of trade accounts receivables	(3,162,470)	18,202,132
Write-off of advances to contractor		15,006,262
SEC settlement charges		5,000,000
Write-off of other receivables	272,257
Write-off of trade accounts receivables		927,519
Legal costs	2,932,216
Other legal and professional costs	2,875,827
Other income	(1,792,252)
Change in estimated fair value of derivative warrant liability	(314,188)	(3,931,592)
Adjusted EBITDA	$ 54,278,122	$ 79,693,228